Long-term Debt - Table 2 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Long-term Debt by Maturity
Total Long-term Debt	$ 1,254.7	$ 1,511.3
Face Amount [Member]
Long-term Debt by Maturity
2012	18.9
2013	18.1
2014	16.8
2015	16.9
2016	184.3
Thereafter	1,000.2
Total Long-term Debt	1,255.2
Net Amount [Member]
Long-term Debt by Maturity
2012	18.9
2013	18.1
2014	16.8
2015	16.9
2016	184.3
Thereafter	999.7
Total Long-term Debt	$ 1,254.7